Business combination (Narrative) (Details)					12 Months Ended						0 Months Ended	1 Months Ended							0 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Brand names [Member]	Dec. 31, 2013 Brand names [Member]	Dec. 31, 2014 Software [Member]	Dec. 31, 2013 Software [Member]	Dec. 31, 2014 Maximum Brand names [Member]	Dec. 31, 2014 Maximum Software [Member]	Mar. 12, 2012 Internet service company [Member] CNY	Dec. 31, 2014 Zhengrenqiang and DuBooker [Member] CNY	Dec. 31, 2014 Zhengrenqiang and DuBooker [Member] Brand names [Member]	Dec. 31, 2014 Zhengrenqiang and DuBooker [Member] Cooperation Agreements [Member]	Dec. 31, 2014 Zhengrenqiang and DuBooker [Member] Non-compete Agreements [Member]	Dec. 31, 2014 Zhengrenqiang and DuBooker [Member] Copyrights of teaching material [Member]	Dec. 31, 2014 Xingxue and Chuangzhi [Member]	Dec. 23, 2014 Xingxue and Chuangzhi [Member] CNY	Dec. 23, 2014 Xingxue and Chuangzhi [Member] Brand names [Member]	Dec. 23, 2014 Xingxue and Chuangzhi [Member] Software [Member]
Business combination [Line Items]
Cash consideration											11,722,000	60,000,000
Percentage of equity interests acquired												100.00%					100.00%	100.00%
Maximum undiscounted amounts the Company could have paid under the contingent consideration provisions of the agreement												240,000,000
Contingent consideration												183,000,000
Estimated useful lives					11 years		4 years	3 years	15 years	5 years			9 years	3 years	5 years	5 years			15 years	5 years
Goodwill	$ 48,413,000	300,382,000	1,577,000	1,604,000							899,000	195,893,000						100,382,000